Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 4,228
Prepaid expenses		1,505
Total current assets		5,733
Intangible asset			5
Prepaid Expenses and other long-term assets		1,491
Total assets		7,224	5
Current liabilities
Accounts payable		215
Accrued expenses and other current liabilities		200
Accrued professional fees		361	2,246
Accrued payroll		40	338
Option liability			1,417
Convertible promissory note payable		800
Notes payable, current portion		185	175
Total current liabilities		1,801	4,176
Convertible notes payable, carried at fair value			1,835
Liability related to the sale of future revenue			4,083
Derivative warrant liability		142
Deferred commission payable		5,738
Total liabilities		7,681	10,094
Stockholders’ deficit
Common stock, par value $0.0001; 250,000,000 shares and 400,000,000 shares authorized at December 31, 2023 and December 31, 2022, respectively, 73,829,536 shares and 64,626,430 shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively	[1]	7	6
Preferred stock, par value $0.0001; 1,000,000 shares and nil shares authorized at December 31, 2023 and December 31, 2022, respectively; nil shares issued and outstanding at December 31, 2023 and December 31, 2022
Additional paid-in capital		10,424
Accumulated deficit		(11,299)	(10,770)
Accumulated other comprehensive income		411	675
Total stockholders’ deficit		(457)	(10,089)	[2]
Total liabilities and stockholders’ deficit		$ 7,224	$ 5

[1]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.
[2]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.